Other Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of other material accounting policies
(a)
Summary of other material accounting policies
Australia tax consolidation
The parent and its wholly owned Australian controlled entities have elected to enter a tax consolidation, with Woodside Energy Group Ltd as the head entity of the tax consolidated group. The members of the Australian tax consolidated group are identified in Note E.8(a).
The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are recognised in the separate financial statements of the members of the tax consolidated group, using the stand-alone approach.
Entities within the tax consolidated group have entered into a tax funding arrangement and a tax sharing agreement with the head entity. Under the tax funding agreement, Woodside Energy Group Ltd and each of the entities in the tax consolidated group have agreed to pay or receive a tax equivalent payment to or from the head entity, based on the current tax liability or current tax asset of the entity.
The tax sharing agreement entered into between members of the tax consolidated group provides for the determination of the allocation of income tax liabilities between the entities, should the head entity default on its tax payment obligations. No amounts have been recognised in the financial statements in respect of this agreement as payment of any amounts under the tax sharing agreement is considered remote.
US tax consolidation
Woodside Energy USA Operations Inc and its wholly owned USA controlled entities have elected to file a consolidated tax return, with Woodside Energy USA Operations Inc as the parent of the tax consolidated group.
The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are computed on a separate company basis.
Entities within the tax consolidated group have entered into a tax sharing agreement. Under the tax sharing agreement, the tax liability for the consolidated group or the utilisation of tax attributes are settled periodically between the members of the group. No amounts have been recognised in the financial statements in respect of this agreement as payment of any amounts under the tax sharing agreement is considered remote.

New and amended accounting standards and interpretations adopted
(b) New standards and interpretations
New and amended accounting standards adopted
A number of amended standards became applicable for the current reporting period. The Group did not make any significant changes to its accounting policies and did not make retrospective adjustments as a result of adopting these amended standards. These amendments did not materially impact the accounting policies or amounts disclosed in the year end financial statements of the Group.
New and amended accounting standards not yet adopted
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for the 31 December 2023 reporting period and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact to the Group in the current or future reporting periods and on foreseeable future transactions with the exception of the amendments to IAS 12
Income Taxes
where the impact is under assessment.
Pillar Two reforms
In December 2021, the Organisation for Economic
Co-operation
and Development (OECD) published its Pillar Two model rules. The Pillar Two model rules:

•	aim to ensure that large multinational groups pay a minimum amount of tax on income arising in each jurisdiction in which they operate; and
•	would achieve a minimum effective tax rate in each jurisdiction of 15% from the reporting period commencing 1 January 2024.
For the year ended 31 December 2023, the Group paid $2,916 million of income tax and PRRT and reported a global effective income tax rate of 27.5%.
The Group’s impact assessment will depend on the extent to which the Pillar Two legislation has been enacted in the various jurisdictions the Group operates in and when it comes into effect. The Group will continue to monitor and assess the expected impact of the Pillar Two reform.